UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment  [X]; Amendment Number: 1
     This Amendment (Check only one.):  [X] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Novare Capital Management
Address:  128 South Tryon Street, Suite 1580
          Charlotte, NC 28202

Form 13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Don Olmstead
Title:    Managing Director
Phone:    704-334-3698

Signature, Place, and Date of Signing:

   /s/ Don Olmstead               Charlotte, NC             05/22/2007
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           95

Form 13F Information Table Value Total:  $   116,440
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Form 13F Table Information for Novare Capital Management
As of 3-31-07
Amendment 1 This is a retatement

                                                         CURRENT                                                VOTING AUTHORITY
                                                          VALUE     SHRS OR SH/ PUT/  INVESTMENT  OTHER    -------------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x1000)    PRN AMT PRN CALL  DISCRETION MANAGERS    SOLE   SHARED    NONE
----------------------------- -------------- ----------- --------   ------- --- ----  ---------- --------  -------- ------- --------
Plains All Amern Ppln Lp        Common        726503103   4,652      80,764            Sole        NA        Sole
Enterprise Prd Prtnrs Lp        Common        293792107   3,881     122,060
Oneok Partners Lp               Common        68268N103   3,622      53,660
Enbridge Energy                 Common        29250R106   3,394      60,730
Kinder Morgan Energy Lp         Common        494550106   3,143      59,680
Magellan Midstream Partners     Common        559080106   3,009      64,310
Coventry Health Care Inc        Common        222862104   2,970      52,992
Nokia Corporation               Common        654902204   2,392     104,399
FedEx Corporation               Common        31428X106   2,309      21,501
Teppco Partners L P             Common        872384102   2,299      51,800
Kinder Morgan, Inc..            Common        49455P101   2,284      21,458
Suburban Propane                Common        864482104   2,221      50,480
Marathon Oil Group              Common        565849106   2,178      22,045
Plum Creek Timber               Common        729251108   2,150      54,565
Progressive Corp                Common        743263105   2,110      96,720
Ferrellgas Partners             Common        315293100   2,103      90,755
MBIA Inc                        Common        55262C100   1,888      28,830
Fiserv Inc                      Common        337738108   1,883      35,490
L-3 Communications Hldgs        Common        502424104   1,830      20,930
Realty Income                   Common        756109104   1,821      64,592
Johnson & Johnson               Common        478160104   1,793      29,762
Noble Corp                      Common        G65422100   1,735      22,060
Target Corporation              Common        87612E106   1,705      28,780
General Dynamics Corp           Common        369550108   1,677      21,959
Mcgraw-Hill Cos                 Common        580645109   1,670      26,564
Computer Sciences Corp          Common        205363104   1,629      31,250
Goldman Sachs                   Common        38141G104   1,611       7,798
Thor Industries                 Common        885160101   1,604      40,730
Lab Cp Of Amer Hldg New         Common        50540R409   1,585      21,835
Bank of America                 Common        060505104   1,573      30,842
Best Buy Company Inc.           Common        086516101   1,500      30,802
Harley Davidson Inc.            Common        412822108   1,484      25,275
Chevrontexaco Corp              Common        166764100   1,473      19,927
General Electric                Common        369604103   1,452      41,066
Amerigas Propane                Common        030975106   1,446      44,310
Zimmer Holdings Inc             Common        98956P102   1,365      15,985
Lincare Holdings Inc            Common        532791100   1,334      36,410
Lowes Companies                 Common        548661107   1,331      42,279
Emerson Electric Co.            Common        291011104   1,312      30,455
Kimberly Clark                  Common        494368103   1,293      18,882
American Intl Group Inc         Common        026874107   1,210      18,010
Auto Data Processing            Common        053015103   1,137      23,505
Sunoco Logistics Partners       Common        86764L108   1,125      19,000
C D W Corporation               Common        12512N105   1,095      17,840
Pepsi Bottlling Group           Common        713409100   1,089      34,155
Energy Transfer Partners        Common        29273R109   1,083      18,600
First Data Corporation          Common        319963104   1,080      40,152
Anheuser Busch                  Common        035229103   1,076      21,330
Mylan Labs.                     Common        628530107   1,039      49,189
Amgen Inc.                      Common        031162100   1,027      18,382
Exxon-Mobil                     Common        30231G102   1,004      13,313
Clorox Company                  Common        189054109     928      14,580
Royal Caribbean Cruises         Common        V7780T103     926      21,985
Lincoln National Corp           Common        534187109     847      12,500
Intuit Inc                      Common        461202103     821      30,040
Western Union                   Common        959802109     804      36,670
Nationwide Finl Svcs Cla        Common        638612101     681      12,645
BP Amoco  ADR                   Common        055622104     656      10,136
Fidelity Natl Finl Inc          Common        31620R105     652      27,175
BB&T Corporation                Common        054937107     622      15,165
Quest Diagnostic Inc            Common        74834L100     577      11,580
Duke                            Common        26441C105     573      28,251
Dominion Resources Inc.         Common        25746U109     539       6,075
Conocophillips                  Common        20825C104     529       7,750
Entergy Corp.                   Common        29364G103     516       4,921
Pepsico Inc.                    Common        713448108     500       7,880
Pfizer Incorporated             Common        717081103     487      19,295
Wachovia                        Common        929903102     461       8,376
Wal-Mart Stores Inc.            Common        931142103     411       8,766
Washington Mutual Inc           Common        939322103     405      10,040
Buckeye Partners Uts L P        Common        118230101     350       7,050
Energy Transfer Equity          Common        29273V100     346       9,440
Spectra Energy Corp             Common        847560109     345      13,155
Royal Bk Cda Montreal           Common        780087102     339       6,800
Family Dollar Stores            Common        307000109     335      11,340
Archer-Daniels-Midlnd Co        Common        039483102     314       8,560
Progress Energy Inc             Common        743263105     309       6,142
Alltel Corp Del                 Common        020039103     304       4,910
Schlumberger                    Common        806857108     286       4,148
Berkshire Hathaway Cl B         Common        084670207     280          77
Equity Residential Properties   Common        29476L107     278       5,765
Procter & Gamble Co             Common        742718109     256       4,062
Scana Corporation               Common        80589M102     253       5,867
American Standard               Common        029712106     232       4,385
Citigroup                       Common        172967101     229       4,465
Merrill Lynch & Co.             Common        590188108     223       2,735
Hewlett-Packard Company         Common        428236103     219       5,472
Regions Financial Corp          Common        7591EP100     217       6,148
Cisco                           Common        17275R102     205       8,042
Ishares Emerging Mkt.           Common        464287234   2,050      17,599
S P D R -S&P 500                Common        78462F103     843       5,939
S&P Small Cap 600               Common        464287804     772      11,368
S&P MidCap 400 I-S              Common        464287507     391       4,624
Ishares Lehman Short Bond Fund  Common        464288646     240       2,380
Hancock John Tax Advn Fd        Common        41013V100     213      10,516

      Total                                             116,440
